Cover	Feb. 26, 2021	Dec. 08, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Feb. 26, 2021
Entity Registrant Name	POWELL INDUSTRIES, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-12488
Entity Tax Identification Number		88-0106100
Entity Address, Address Line One		8550 Mosley Road
Entity Address, City or Town		Houston
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77075-1180
City Area Code	713
Local Phone Number	944-6900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		POWL
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000080420
Current Fiscal Year End Date	--09-30